Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's investments in associates:

	2021	2020
Maverix investment, December 31, 2020	$71,560	$84,319
Acquisition (disposition) of shares in associate	2,616	(23,467)
Adjustment for change in ownership interest	(22)	1,489
Dividends	(1,220)	(1,310)
Dilution (losses) gains	(34)	9,160
Income from associate	4,510	1,369
Maverix investment, December 31, 2021	$77,410	$71,560
Other investment, December 31, 2021	1,247	—
Total investment in associates, December 31, 2021	$78,657	$71,560